Cash and Cash Equivalents (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and cash equivalents in banks	$ 860,127	$ 537,478
Time deposits	155,724	159,360
Cash and cash equivalents	$ 1,015,851	$ 696,838	$ 535,171	$ 474,544